BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of borrowings and financing

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2023	12/31/2022	12/31/2023	12/31/2022

Foreign Debt
Floating Rates in USD
Prepayment	548,230	1,571,208	6,576,696	5,474,359
Fixed Rates in USD
Bonds, Perpetual bonds, Facility, CCE and ACC	2,079,972	1,189,717	17,815,926	16,790,284
Intercompany
Fixed interest in EUR
Intercompany
Facility	327,873	62,187	114,227	166,302
	2,956,075	2,823,112	24,506,849	22,430,945

Debt agreements in Brazil
Floating Rate Securities in R$:
BNDES/FINAME/FINEP, Debentures, NCE and CCB	4,745,721	2,446,840	13,265,267	13,740,051
	4,745,721	2,446,840	13,265,267	13,740,051
Total Borrowings and Financing	7,701,796	5,269,952	37,772,116	36,170,996
Transaction Costs and Issue Premiums	(88,429)	(76,316)	(526,408)	(445,890)
Total Borrowings and Financing + Transaction cost	7,613,367	5,193,636	37,245,708	35,725,106

Schedule of amortization

		Consolidated
	12/31/2023	12/31/2022
Opening balance	40,918,742	32,507,522
New debts	15,753,501	20,248,223
Repayment	(9,892,344)	(10,782,858)
Payments of charges	(3,428,721)	(2,315,586)
Accrued charges (note 28)	3,664,313	2,595,011
Consolidation of companies		81,978
Others (1)	(2,156,416)	(1,415,548)
Closing balance	44,859,075	40,918,742
(1)	Including unrealized exchange and monetary variations and funding cost.

Schedule of amortized borrowings and financing

				Consolidated
				12/31/2023
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	1,890,333	2023 to 2035	(1,264,949)	(450,272)
Bonds, ACC, CCE and Facility	8,106,514	2023 to 2025	(4,728,468)	(999,626)
BNDES/FINAME/FINEP, Debentures, NCE, Facility and CCB	5,756,654	2023 to 2038	(3,898,927)	(1,978,823)
	15,753,501		(9,892,344)	(3,428,721)

Schedule of maturities of borrowings and financing

			Consolidated
			12/31/2023
	Borrowings and financing in foreign currency	Borrowings and financing in national currency	Total
Average rate	in Dólar 6.79%in Euro 5.44%	in Real 13.68%
2024	2,956,075	4,746,339	7,702,414
2025	3,537,254	1,786,460	5,323,714
2026	2,214,220	2,588,940	4,803,160
2027	907,498	2,584,111	3,491,609
2028	6,860,953	1,383,493	8,244,446
2029 to 2031	7,964,495	2,112,635	10,077,130
After 2032	3,022,429	2,809,010	5,831,439
	27,462,924	18,010,988	45,473,912